ORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Elong Power Holding Limited (“Elong Power” or “ELPW”) was incorporated under the laws of the Cayman Islands on August 18, 2023. Elong Power, through its subsidiaries (collectively “the Company”) noted below, specializes in the R&D, production and market application of battery packs, battery cells, lithium battery energy storage system complete equipment and supporting accessories. The Company’s lower-cost, high power and fast-charging batteries are designed specifically for commercial vehicles and specialty vehicles.

(b) History of the Company and Reorganization

Prior to the incorporation of the Company, Huizhou City Yipeng Energy Technology Co., Ltd. (“Huizhou Yipeng”) was incorporated under the laws of People’s Republic of China (“PRC”) on January 26, 2014. On May 28, 2018, and September 29, 2022, Huizhou Yipeng established Ganzhou Yipeng Energy & Technology Co., Ltd. (“Ganzhou Yipeng”) and Zibo Yipeng Energy & Technology Co., Ltd. (“Zibo Yipeng”) under the laws of PRC, respectively. These two subsidiaries were 100% controlled by Huizhou Yipeng whose shareholders are a group of individuals and institutional shareholders, with voting agreements to vote consensually concerning operation and development matters before the reorganization.

In preparation for listing on the U.S. Exchange Market via merging with a Special Purpose Acquisition Company (“SPAC”) traded on NASDAQ, the Company completed reorganization (the “Reorganization”) in November 2023, which involved the following steps:

On October 8, 2023, all shareholders of Huizhou Yipeng entered into Huizhou Yipeng’s Reorganization Framework Agreement to vote consensually concerning operation and development matters of the Elong Power and its subsidiaries.

●	On August 18, 2023, Elong Power was established under the laws of the Cayman Islands.
●	On September 20, 2023, Elong Power International Co, Limited (“Elong Power International”) was incorporated in British Virgin Islands as a wholly owned subsidiary of Elong Power.
●	On October 8, 2023, all shareholders of Huizhou Yipeng entered into Reorganization Framework Agreement regarding the setting up a Wholly Foreign-Owned Enterprise (“WFOE”), transferring their equity interests in RMB one dollar to the proposed WFOE, and further holding the future shares of Elong Power in order to participate in the future overseas De-SPAC listing, which include issuing ordinary shares and warrant shares to be converted into Class A ordinary shares (Note 16- Equity).
●	On October 9, 2023, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) was incorporated in Hong Kong as a wholly owned subsidiary of Elong Power International.
●	On November 2, 2023, Elong Power (Ganzhou) Co., Ltd. (“Elong Power (Ganzhou)”, “WFOE”) was established in PRC as a wholly owned subsidiary of Elong Power (Hong Kong). Elong Power (Ganzhou) obtained 100% of the equity interests of Huizhou Yipeng through the unanimous agreement of all shareholders of Huizhou Yipeng under the terms of Huizhou Yipeng’s Reorganization Framework Agreement.

By November 17, 2023, Elong Power owned 100% stake in Elong Power (Ganzhou) or WFOE through the following transactions:

●	issued Class A Ordinary Shares 5,348 at the par value of the Class A Ordinary Share (i.e. $ 0.0128) of the Company to four individual shareholders who are the original shareholders of Huizhou Yipeng before the reorganization (see Note 16- Equity).

●	issued Class B Ordinary Shares 12,921 at the par value of the Class B Ordinary Share (i.e. $ 0.0128) of the Company to GRACEDAN CO., LTD. which is 100% owned by the Company’s CEO and Chairwoman, and who is also one of the controlling persons before the reorganization (see Note 16- Equity).

●	issued 82,368 warrants (“Warrant Shares”) to nine institutional shareholders who are the original shareholders of Huizhou Yipeng before the reorganization.

The above Class A and B ordinary shareholders exchanged their shareholdings by their respective ratios in Huizhou Yipeng before the Reorganization and also under the terms of Huizhou Yipeng’s Reorganization Framework Agreement.

Immediately before and after the Reorganization as described above, Elong Power together with its subsidiaries were effectively controlled by the same controlling shareholders, and given no change on control, the transaction is accounted for as business combination under common control.

For financial reporting purpose, the acquisition of Huizhou Yipeng represented a transaction between entities under common control, resulted in a change in reporting entity and required retrospective combination of entities for all periods presented, as if the combination has been in effect since the inception of common control. Accordingly, the audited consolidated financial statements of Elong Power and subsidiaries reflect the accounting of the combined subsidiaries at historical carrying values, except that equity reflects the equity of Elong Power.

Reverse Recapitalization

On November 21, 2024 (the “Closing Date”), Elong Power consummated the business combination with TMT Acquisition Corp (“TMT”), following the approval of the transaction. At the Closing, Merger Sub merged with and into TMT, with TMT surviving the merger and becoming a wholly owned subsidiary of Elong. At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Power Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 272,256 Elong Class A Ordinary Shares were issued to TMT stockholders.

Elong Power was determined to be the accounting acquirer as it comprises the ongoing operations, its senior management leads the combined company, and its shareholders hold the majority of voting power after the transaction. The Business Combination is not a business combination under ASC 805 because TMT was not considered a business. Accordingly, the transaction is accounted for as a reverse recapitalization, which is equivalent to Elong issuing shares for the net monetary assets of TMT, accompanied by a recapitalization. As a result, Elong’s historical financial statements became those of the combined company, with retrospective adjustments to reflect the reverse recapitalization. The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 100,637 shares exchanged for 35,157 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong Power. Net income (loss) per share has been retrospectively restated using the historical weighted-average number of shares outstanding multiplied by the exchange ratio.

As of December 31, 2025, subsidiaries of the Company include the following:

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities	Subsequent disposal
Elong Power Holding Co., Limited	BVI	October 9, 2024	100%	Investment holding	—
Elong Power (Hong Kong) Holding Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 29, 2024	100%	Investment holding	—
Elong Power (Beijing) Co., Ltd. (“Elong Beijing”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D	—
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding	—
TMT Merger Sub, Inc.	Cayman Islands	November 3, 2023	100%	Investment holding	—
Elong Power International Co., Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding	Disposal on March 17, 2026
Jing Yang (Hong Kong) International Limited (“Jingyang HK”) (formerly known as “Elong Power (Hong Kong) International Limited” or “Elong Power (Hong Kong)”)	Hong Kong	October 9, 2023	100%	Investment holding	Disposal on March 17, 2026
Jingyang Power (Ganzhou) Co., Ltd. (“Jingyang Power (Ganzhou)”) (formerly known as “Elong Power (Ganzhou) Co., Ltd.” or “Elong Power (Ganzhou)”)	Ganzhou, PRC	November 2, 2023	100%	Investment holding	Disposal on March 17, 2026
Huizhou Jingyang Energy Technology Co., Ltd. (“Huizhou Jingyang”) (formerly known as “Huizhou City Yipeng Energy Technology Co., Ltd.” or “Huizhou Yipeng”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories	Disposal on March 17, 2026
Ganzhou Zhangyang Energy Technology Co., Ltd. (“Ganzhou Zhangyang”) (formerly known as “Ganzhou Yipeng Energy & Technology Co., Ltd.” or “Ganzhou Yipeng”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.	Disposal on March 17, 2026
Zibo Jingyang New Energy Technology Co., Ltd. (“Zibo Jingyang”) (formerly known as “Zibo Yipeng Energy & Technology Co., Ltd.” or “Zibo Yipeng”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services	Disposal on March 17, 2026
Elong Power (Zibo) Co., Ltd. (“Elong Power (Zibo)”)	Zibo, PRC	January 23, 2025, and deregistered on September 30, 2025	100%	R&D and manufacturing of battery spare parts	—

Reverse Stock Split

On December 2, 2025, the Company effected a 16-for-1 share consolidation, with fractional shares rounded up to the nearest whole share.

The Company effected an 80-for-1 share consolidation on March 12, 2026, with fractional shares rounded up to the nearest whole share. The par value per share of the common stock was increased proportionally from $0.00001 to $0.0128. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the cumulative effect of these reverse stock splits effected in December 2025 and March 2026.

Disposal Plan

On December 15,2025, the Company initiated its disposal plan of Elong Power International Co, Limited and its subsidiaries (collectively referred to as the “Disposal Group”) On March 17, 2026, the Company completed the disposal of equity interests in the Disposal Group” to WAY (Hong Kong) Limited, a non-affiliated third party, at a purchase price of $10,000. Based on the carrying value of the Disposal Group’s net liabilities as of the disposal date, the Company recognized an estimated gain on disposal of approximately $19.1 million as of the disposal date. The Disposal Group had a net liability position and incurred substantial operating losses for the years ended December 31, 2025 and 2024. This disposition is intended to streamline the Company’s business, reduce operating losses, and is expected to strengthen the Company’s working capital position in the year 2026.

The Disposal Group consists of the following entities:

●	Elong Power International Co, Limited
●	Jing Yang (Hong Kong) International Limited
●	Jingyang Power (Ganzhou) Co., Ltd.
●	Huizhou Jingyang Energy Technology Co., Ltd.
●	Ganzhou Zhangyang Energy Technology Co., Ltd.
●	Zibo Jingyang New Energy Technology Co., Ltd.

(c) Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As reported in the accompanying consolidated financial statements, the Company incurred a net loss from continuing operations $2.10 million and from discontinued operations $3.47 million, a total net loss $5.57 million; with negative operating cash flows of $2.66 million and as of December 31, 2025, it had a working capital deficit of$3.8 million from continuing operations and a total deficit of $14.0 million, shareholders’ deficit of $22.74 million and its accumulated deficit was $74.47 million.

The Company has a plan of operations and acknowledges that its plan of operations may not result in generating positive working capital in the near future. To meet the cash requirements for the next 12 months from the issuance date of this report, the Company is undertaking a combination of the remediation plans:

●	In February 2026, the Company completed two rounds of financing and received net proceeds of approximately $13 million, after deducting underwriting discount, expenses and other expenses payable by the Company.

●	In March 2026, the Company completed the disposal of equity interests in Elong Power International Co., Limited and its subsidiaries to a non-affiliated third party for a purchase price of $10,000. The Disposal Group represented the loss-making battery manufacturing business, which had continuously generated operating losses and a working capital deficit of $10.2 million as of December 31 2025. After the disposal, the Company is expected to strengthen its working capital position in 2026.

●	The Company has commenced new business operations and transitioned into a specialized developer and seller of lithium-battery energy storage systems since 2025. The Company is divesting non-core assets to adopt an asset-light model focused on AI-driven energy storage solutions, shifting from manufacturing to high-margin products and system integration.

The Company will be able to support its continuous operations and to meet its payment obligations as and when liabilities fall due within the next twelve months from the consolidated balance sheet date and the date of consolidated financial statements for the financial year ended December 31, 2025. Accordingly, the Company’s consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realized other than in the amounts at which they are currently recorded in the consolidated balance sheet. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.